Income Taxes (Tables)	12 Months Ended
Dec. 31, 2022
Income Taxes
Schedule of components of net loss before taxes
	Year Ended December 31, 2022	For the Period From September 13, 2021 (Inception) Through December 31, 2021
Domestic	$(3,205,342)	$(2,388,630)
Foreign	(1,739,797)	(219,297)
Total net loss before taxes	$(4,945,139)	$(2,607,927)

Schedule of provision for income taxes
	Year Ended December 31, 2022	For The Period From September 13, 2021 (Inception) Through December 31, 2021
Tax computed at federal statutory rate	21.00%	21.00%
Earnings in jurisdictions taxed at rates different from the statutory U.S. federal tax rate	(5.89)%	4.11%
Permanent differences	0.64%	(22.95)%
Other	2.98%	—
Valuation allowance	(18.73)%	(2.16)%
Income tax expense	—	—

Schedule of net deferred taxes
	December 31,
	2022	2021
Deferred tax assets:
Net operating loss carryforwards	$496,751	$140,241
Capitalized R&D costs	50,289	—
Share-based compensation	418,019	—
Right-of-use lease liability	243,113	264,249
Total deferred tax assets	1,208,172	404,490

Deferred tax liabilities:
Share-based compensation	—	(91,691)
Right-of-use lease asset	(230,550)	(261,281)
Total deferred tax liabilities	(230,550)	(352,972)
Total net deferred tax assets	977,622	51,518
Less: valuation allowance	(977,622)	(51,518)
Net deferred taxes	$—	$—